UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

September 30, 2017

EMC-QTLY-1117
1.926211.106

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 38.7%
		Principal Amount(a)	Value
Argentina - 5.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$420,000	$447,720
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,060,000	1,206,736
Banco Macro SA 6.75% 11/4/26 (b)(c)		425,000	447,478
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	41,318
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		170,000	191,250
Pampa Holding SA 7.5% 1/24/27 (b)		360,000	391,259
Pan American Energy LLC 7.875% 5/7/21 (b)		510,000	550,377
Petrobras Energia SA 7.375% 7/21/23 (b)		120,000	130,512
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		802,841	868,706
YPF SA:
8.5% 3/23/21 (b)		995,000	1,116,589
8.75% 4/4/24 (b)		1,035,000	1,190,250

TOTAL ARGENTINA			6,582,195

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		845,000	950,625
Bangladesh - 0.7%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		800,000	834,880
Bermuda - 0.5%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		335,000	346,725
7.875% 8/1/21 (b)		270,000	279,450

TOTAL BERMUDA			626,175

British Virgin Islands - 0.2%
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		195,000	200,363
Canada - 0.6%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		315,000	324,450
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		220,000	245,300
10% 11/2/21 pay-in-kind (b)(c)		215,000	239,725
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)(e)		420,000	0

TOTAL CANADA			809,475

Cayman Islands - 0.5%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	213,300
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		750,000	281,250
Sparc Em Spc 0% 12/5/22 (b)		200,000	182,300

TOTAL CAYMAN ISLANDS			676,850

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	211,508
Dominican Republic - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		360,000	378,000
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		400,000	424,991
JSC BGEO Group 6% 7/26/23 (b)		455,000	467,968
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	222,000

TOTAL GEORGIA			1,114,959

Indonesia - 1.0%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		300,000	320,553
PT Pertamina Persero:
5.625% 5/20/43 (Reg. S)		400,000	430,552
6% 5/3/42 (b)		200,000	225,386
6.5% 5/27/41 (b)		275,000	327,129

TOTAL INDONESIA			1,303,620

Ireland - 0.8%
Borets Finance DAC 6.5% 4/7/22 (b)		290,000	309,247
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		200,000	208,000
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		350,000	300,989
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	200,000

TOTAL IRELAND			1,018,236

Kazakhstan - 0.6%
BTA Bank JSC 5.5% 12/21/22 (b)		170,000	167,481
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		530,000	544,109

TOTAL KAZAKHSTAN			711,590

Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	11,900,000	181,225
Luxembourg - 2.9%
EVRAZ Group SA:
5.375% 3/20/23 (b)		575,000	591,244
8.25% 1/28/21 (Reg. S)		400,000	450,000
Millicom International Cellular SA 6.625% 10/15/21 (b)		600,000	619,500
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		200,000	208,750
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		600,000	649,500
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	204,044
Sistema International Funding SA 6.95% 5/17/19 (b)		340,000	334,900
TMK Capital SA 6.75% 4/3/20 (Reg. S)		200,000	209,795
VM Holding SA 5.375% 5/4/27 (b)		425,000	446,250

TOTAL LUXEMBOURG			3,713,983

Mexico - 8.9%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	6,500,000	339,524
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		215,000	222,525
Metalsa SA de CV 4.9% 4/24/23 (b)		655,000	670,131
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,515,000	1,632,413
6.625% 6/15/38		25,000	26,538
Petroleos Mexicanos:
4.625% 9/21/23		550,000	568,095
4.875% 1/24/22		420,000	440,475
4.875% 1/18/24		290,000	300,730
5.5% 1/21/21		320,000	341,440
6.375% 2/4/21		170,000	186,237
6.375% 1/23/45		940,000	956,450
6.5% 6/2/41		2,200,000	2,300,100
6.625% (b)(f)		715,000	718,575
6.75% 9/21/47		1,113,000	1,184,121
6.875% 8/4/26		375,000	426,563
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		220,000	226,325
TV Azteca SA de CV:
7.625% 9/18/20 (Reg S.)		272,250	281,915
8.25% 8/9/24 (Reg. S)		600,000	636,300

TOTAL MEXICO			11,458,457

Mongolia - 0.4%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		495,000	533,954
Netherlands - 7.4%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		200,000	188,250
GTB Finance BV 6% 11/8/18 (b)		280,000	284,832
GTH Finance BV 7.25% 4/26/23 (b)		800,000	907,552
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		1,576,489	1,595,659
Nostrum Oil & Gas Finance BV:
6.375% 2/14/19 (b)		1,140,000	1,146,202
8% 7/25/22 (b)		955,000	996,585
Petrobras Global Finance BV:
5.999% 1/27/28 (b)		596,000	593,169
6.125% 1/17/22		1,655,000	1,779,125
8.75% 5/23/26		1,465,000	1,759,831
VTR Finance BV 6.875% 1/15/24 (b)		200,000	211,780

TOTAL NETHERLANDS			9,462,985

Nigeria - 1.5%
Fidelity Bank PLC 6.875% 5/9/18 (Reg. S)		200,000	199,304
Zenith Bank PLC:
6.25% 4/22/19 (b)		1,000,000	1,019,750
7.375% 5/30/22 (b)		670,000	691,775

TOTAL NIGERIA			1,910,829

Peru - 0.3%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		400,000	419,500
Singapore - 0.2%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		285,000	296,916
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		270,000	262,635
Turkey - 1.4%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	210,340
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		200,000	207,086
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	200,329
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		315,000	306,520
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	305,130
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		600,000	612,336

TOTAL TURKEY			1,841,741

United Kingdom - 0.9%
Afren PLC 10.25% 4/8/19 (Reg. S) (d)(e)		585,502	761
Biz Finance PLC 9.75% 1/22/25 (b)		200,000	214,874
Ferrexpo Finance PLC 10.375% 4/7/19 (Reg. S)		150,000	159,304
Polyus Finance PLC 5.25% 2/7/23 (b)		130,000	135,837
Vedanta Resources PLC:
6.375% 7/30/22 (b)		225,000	234,000
8.25% 6/7/21 (b)		345,000	386,400

TOTAL UNITED KINGDOM			1,131,176

United States of America - 0.9%
CEMEX Finance LLC 6% 4/1/24 (b)		200,000	212,502
Stillwater Mining Co.:
6.125% 6/27/22 (b)		690,000	700,695
7.125% 6/27/25 (b)		270,000	278,100

TOTAL UNITED STATES OF AMERICA			1,191,297

Venezuela - 1.5%
Petroleos de Venezuela SA:
5.375% 4/12/27		375,000	112,500
5.5% 4/12/37		330,000	99,825
6% 5/16/24 (b)		800,000	243,000
6% 11/15/26 (b)		825,000	250,388
8.5% 10/27/20 (b)		575,000	477,250
9.75% 5/17/35 (b)		1,795,000	614,788
12.75% 2/17/22 (b)		300,000	138,600

TOTAL VENEZUELA			1,936,351

TOTAL NONCONVERTIBLE BONDS
(Cost $49,042,736)			49,759,525

Government Obligations - 50.5%
Argentina - 8.0%
Argentine Republic:
Badlar - Private Banks + 3.000% 22.5072% 10/9/17 ARS(c)(g)	ARS	7,580,000	437,865
5.625% 1/26/22		600,000	630,000
6.875% 4/22/21		3,030,000	3,302,700
7.125% 6/28/2117 (b)		410,000	409,180
7.5% 4/22/26		970,000	1,090,280
Buenos Aires Province:
6.5% 2/15/23 (b)		290,000	305,706
9.95% 6/9/21 (b)		500,000	575,945
10.875% 1/26/21 (b)		200,000	230,000
10.875% 1/26/21 (Reg. S)		1,150,000	1,322,500
Province of Santa Fe 7% 3/23/23 (b)		590,000	627,801
Provincia de Cordoba:
7.125% 6/10/21 (b)		890,000	955,086
7.45% 9/1/24 (b)		415,000	450,603

TOTAL ARGENTINA			10,337,666

Armenia - 0.6%
Republic of Armenia:
6% 9/30/20 (b)		525,000	554,400
7.15% 3/26/25 (b)		200,000	223,624

TOTAL ARMENIA			778,024

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		155,000	142,600
7.25% 12/15/21 (b)		20,000	18,400

TOTAL BARBADOS			161,000

Belarus - 1.5%
Belarus Republic:
6.875% 2/28/23 (b)		475,000	510,506
7.625% 6/29/27 (b)		280,000	312,515
8.95% 1/26/18		1,040,000	1,058,720

TOTAL BELARUS			1,881,741

Brazil - 3.4%
Brazilian Federative Republic:
5.625% 1/7/41		1,060,000	1,067,950
7.125% 1/20/37		1,240,000	1,472,500
8.25% 1/20/34		1,165,000	1,523,238
10% 1/1/21	BRL	970,000	317,729

TOTAL BRAZIL			4,381,417

Cameroon - 0.2%
Cameroon Republic 9.5% 11/19/25 (b)		225,000	265,398
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		115,000	135,240
7.375% 9/18/37		275,000	362,725
10.375% 1/28/33		400,000	621,500

TOTAL COLOMBIA			1,119,465

Costa Rica - 0.4%
Costa Rican Republic:
7% 4/4/44 (b)		250,000	265,638
7.158% 3/12/45 (b)		200,000	216,000

TOTAL COSTA RICA			481,638

Croatia - 0.5%
Croatia Republic:
5.5% 4/4/23 (b)		200,000	221,969
6% 1/26/24 (b)		400,000	456,796

TOTAL CROATIA			678,765

Dominican Republic - 1.7%
Dominican Republic:
5.5% 1/27/25 (b)		175,000	185,063
5.95% 1/25/27 (b)		440,000	473,000
6.6% 1/28/24 (b)		300,000	337,125
6.85% 1/27/45 (b)		255,000	285,281
6.875% 1/29/26 (b)		365,000	416,268
7.45% 4/30/44 (b)		445,000	530,106

TOTAL DOMINICAN REPUBLIC			2,226,843

Ecuador - 0.9%
Ecuador Republic:
8.75% 6/2/23 (b)		200,000	206,750
9.65% 12/13/26 (b)		600,000	633,000
10.75% 3/28/22 (b)		250,000	279,375

TOTAL ECUADOR			1,119,125

Egypt - 1.8%
Arab Republic 5.875% 6/11/25 (b)		200,000	199,800
Arab Republic of Egypt:
6.125% 1/31/22 (b)		775,000	802,040
7.5% 1/31/27 (b)		300,000	326,422
8.5% 1/31/47 (b)		890,000	991,601

TOTAL EGYPT			2,319,863

El Salvador - 0.4%
El Salvador Republic:
7.375% 12/1/19 (b)		125,000	130,313
7.65% 6/15/35 (Reg. S)		220,000	226,024
8.625% 2/28/29 (b)		80,000	89,800

TOTAL EL SALVADOR			446,137

Indonesia - 2.8%
Indonesian Republic:
5.25% 1/17/42 (b)		200,000	223,038
6.625% 2/17/37 (b)		250,000	318,350
6.75% 1/15/44 (b)		200,000	267,187
7.75% 1/17/38 (b)		720,000	1,023,322
8.375% 3/15/24	IDR	7,625,000,000	626,221
8.5% 10/12/35 (Reg. S)		775,000	1,149,471

TOTAL INDONESIA			3,607,589

Iraq - 1.2%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		1,300,000	1,214,647
6.752% 3/9/23 (b)		270,000	268,111

TOTAL IRAQ			1,482,758

Ivory Coast - 0.1%
Ivory Coast 5.75% 12/31/32		168,875	165,595
Lebanon - 2.8%
Lebanese Republic:
4% 12/31/17		373,750	372,890
5% 10/12/17		155,000	154,989
5.15% 6/12/18		785,000	787,466
5.15% 11/12/18		325,000	326,248
5.45% 11/28/19		815,000	817,282
6% 5/20/19		760,000	769,500
6% 1/27/23		185,000	182,318
6.375% 3/9/20		230,000	234,571

TOTAL LEBANON			3,645,264

Mexico - 0.9%
United Mexican States:
4.75% 3/8/44		397,000	409,109
6.05% 1/11/40		412,000	494,400
6.5% 6/10/21	MXN	4,975,000	271,505

TOTAL MEXICO			1,175,014

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		500,000	560,743
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		255,000	262,915
Nigeria - 0.0%
Republic of Nigeria 6.75% 1/28/21 (b)		50,000	53,129
Oman - 0.2%
Sultanate of Oman 6.5% 3/8/47 (b)		200,000	205,624
Pakistan - 0.9%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		250,000	261,603
7.25% 4/15/19 (b)		605,000	632,673
8.25% 4/15/24 (b)		200,000	227,040

TOTAL PAKISTAN			1,121,316

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		85,000	112,413
9.375% 4/1/29		120,000	180,600

TOTAL PANAMA			293,013

Peru - 0.8%
Peruvian Republic:
4% 3/7/27 (e)(h)		380,000	375,312
6.35% 8/12/28(b)	PEN	1,000,000	331,399
8.2% 8/12/26 (Reg. S)	PEN	795,000	300,872

TOTAL PERU			1,007,583

Russia - 2.6%
Russian Federation:
5.25% 6/23/47 (b)		600,000	612,991
5.875% 9/16/43 (b)		710,000	810,830
12.75% 6/24/28 (Reg. S)		1,115,000	1,960,384

TOTAL RUSSIA			3,384,205

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		270,000	281,497
Serbia - 0.4%
Republic of Serbia:
4.875% 2/25/20 (b)		155,000	162,003
6.75% 11/1/24 (b)		157,538	160,226
6.75% 11/1/24 (Reg. S)		42,578	43,304
7.25% 9/28/21 (b)		125,000	144,313

TOTAL SERBIA			509,846

Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)		200,000	209,811
6.25% 10/4/20 (b)		225,000	239,686
6.25% 7/27/21 (b)		250,000	268,787
6.85% 11/3/25 (b)		200,000	219,555

TOTAL SRI LANKA			937,839

Turkey - 5.6%
Turkish Republic:
3.25% 3/23/23		200,000	190,154
5.125% 3/25/22		420,000	439,773
5.625% 3/30/21		410,000	435,957
6% 3/25/27		375,000	402,540
6.25% 9/26/22		1,135,000	1,244,902
6.75% 5/30/40		400,000	444,325
6.875% 3/17/36		835,000	942,089
7% 6/5/20		290,000	316,651
7.25% 3/5/38		620,000	728,450
7.375% 2/5/25		860,000	998,933
8% 2/14/34		250,000	311,075
9.4% 7/8/20	TRY	1,150,000	308,887
11.875% 1/15/30		290,000	461,170

TOTAL TURKEY			7,224,906

Ukraine - 4.7%
Ukraine Government:
7.75% 9/1/21 (b)		2,756,000	2,925,108
7.75% 9/1/22 (b)		2,661,000	2,821,671
7.75% 9/1/23 (b)		231,000	242,520

TOTAL UKRAINE			5,989,299

United States of America - 2.9%
U.S. Treasury Notes 2% 11/15/26		3,773,000	3,675,127
Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		200,000	281,499
Venezuela - 1.4%
Venezuelan Republic:
oil recovery warrants 4/15/20 (e)(i)		5,800	23,200
9.25% 9/15/27		1,775,000	701,125
11.95% 8/5/31 (Reg. S)		1,970,000	792,925
12.75% 8/23/22		410,000	189,297
13.625% 8/15/18		95,000	71,849

TOTAL VENEZUELA			1,778,396

Vietnam - 0.9%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 2.25% 3/13/28 (c)(e)(g)		45,000	40,089
4% 3/12/28 (e)(h)		1,125,000	1,117,834

TOTAL VIETNAM			1,157,923

TOTAL GOVERNMENT OBLIGATIONS
(Cost $62,309,644)			64,998,162

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $336,491)	INR	21,600,000	333,357
		Shares	Value

Common Stocks - 0.3%
Canada - 0.3%
Pacific Exploration and Production Corp.
(Cost $1,028,037)		12,908	450,526
		Principal Amount(a)	Value

Preferred Securities - 2.4%
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(f)		390,000	428,930
Cosan Overseas Ltd. 8.25% (f)		760,000	783,010
CSN Islands XII Corp. 7% (Reg. S) (f)		250,000	194,260
Odebrecht Finance Ltd. 7.5% (b)(f)		1,430,000	541,259

TOTAL CAYMAN ISLANDS			1,947,459

Ireland - 0.4%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		275,000	289,720
CBOM Finance PLC 8.875% (b)(c)(f)		310,000	260,827

TOTAL IRELAND			550,547

Luxembourg - 0.2%
Magnesita Finance Ltd. 8.625% (b)(f)		215,000	218,574
Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(f)		330,000	365,979
TOTAL PREFERRED SECURITIES
(Cost $3,521,106)			3,082,559
		Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.09%(j)
(Cost $8,197,076)		8,195,909	8,197,548
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $124,435,090)			126,821,677
NET OTHER ASSETS (LIABILITIES) - 1.4%			1,824,298
NET ASSETS - 100%			$128,645,975

Currency Abbreviations

ARS – Argentine peso

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

TRY – Turkish Lira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,149,161 or 46.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 instrument

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Quantity represents share amount.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,053
Total	$36,053

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$450,526	$450,526	$--	$--
Corporate Bonds	49,759,525	--	49,758,764	761
Government Obligations	64,998,162	--	63,441,727	1,556,435
Supranational Obligations	333,357	--	333,357	--
Preferred Securities	3,082,559	--	3,082,559	--
Money Market Funds	8,197,548	8,197,548	--	--
Total Investments in Securities:	$126,821,677	$8,648,074	$116,616,407	$1,557,196

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$393,050
Net Realized Gain (Loss) on Investment Securities	4,151
Net Unrealized Gain (Loss) on Investment Securities	(10,767)
Cost of Purchases	--
Proceeds of Sales	(45,000)
Amortization/Accretion	7,807
Transfers into Level 3	1,207,194
Transfers out of Level 3	--
Ending Balance	$1,556,435
The change in unrealized gain (loss) for the period attributable to Level 3 securitites held at September 30, 2017	(10,767)
Other Investments in Securities
Beginning Balance	$422,328
Net Realized Gain (Loss) on Investment Securities	(80,075)
Net Unrealized Gain (Loss) on Investment Securities	83,309
Cost of Purchases	--
Proceeds of Sales	(426,827)
Amortization/Accretion	2,026
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$761
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	644

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligation are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$0.00	Recovery value	Recovery value	0.0%	Increase
Government Obligations	$1,533,234	Market comparable	Yield	0.0% - 5.3% / 5.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017